Note 9 - Grant Revenue (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Including Assessed Tax	$ 81,526	$ 385,501
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 81,526	$ 385,501